Preferred Stock (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011	Apr. 01, 2010
Class of Stock [Line Items]
Preferred stock, Value included in capital stock	¥ 442,100	¥ 442,100
Class 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Value included in capital stock	122,100	122,100
Class 3 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Value included in capital stock	125,000	125,000
Preferred stock, shares acquired			100,000,000
Preferred stock, shares cancelled			100,000,000
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Value included in capital stock	¥ 195,000	¥ 195,000